Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss for the year	$ (28,569)	$ (28,669)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation of property and equipment (note 6)	727	672
Amortization of intangible assets (note 7)	202	704
Depreciation of right-of-use assets (note 8)	217	228
Share-based compensation (note 12)	3,417	4,238
Interest and accretion expense (note 15)	770	174
Deferred revenue	187	(27)
Change in fair value of derivative financial instrument (note 15)	232	275
Net change in amortized cost of trade and other receivables (note 4)	146	(290)
Impairment of goodwill (note 7)		2,524
Changes in non-cash working capital balances
Trade and other receivables	(956)	(1,424)
Prepaid expenses and deposits	(158)	(157)
Inventory	353	(1,864)
Accounts payable and accrued liabilities	1,356	(566)
Deferred tax liability	58
Provisions		(24)
Income taxes payable	(299)	311
Foreign exchange on cash	20	(1,905)
Net cash flow used in operating activities	(22,297)	(25,800)
Financing activities
Proceeds from long-term debt (note 9)		7,273
Long-term debt transaction costs (note 9)		(149)
Payment of long-term debt (note 9)	(912)	(44)
Proceeds from share options exercised	245	263
Proceeds from warrants exercised	2,423
Payment of lease liabilities (note 10)	(292)	(312)
Total cash from financing activities	1,464	7,031
Net change in cash during the year	(20,833)	(18,769)
Foreign exchange on cash	529	(1,866)
Cash - Beginning of year	46,517	67,152
Cash - End of year	26,213	46,517
Supplemental cash flow information:
Interest paid, included in financing activities	669	43
Income taxes paid, included in operating activities	$ 160	$ 55